Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 72,986	¥ 72,398
Derivative liabilities Fair value	95,686	71,366
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	4,863	14,758
Derivative assets Fair value	0	52
Derivative liabilities Fair value	170	200
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	524	5,554
Derivative assets Fair value	9	12
Derivative liabilities Fair value	¥ 94	¥ 179